Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jhtaxexmpt-20141110_SupplementTextBlock

John Hancock California Tax-Free Income Fund

John Hancock California Tax-Free Income Fund

John Hancock Municipal Securities Trust

John Hancock High Yield Municipal Bond Fund

John Hancock Tax-Free Bond Fund

John Hancock Tax-Exempt Series Fund

John Hancock Massachusetts Tax-Free Income Fund

John Hancock New York Tax-Free Income Fund

Supplement dated November 10, 2014 to the current Prospectus

Effective November 10, 2014, the prospectus is hereby amended as follows:

Under the heading "Principal risks" in "Fund summary," "Economic and market events risk" is amended and restated in its entirety, as follows:

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Under the heading "Principal risks" in "Fund summary," the following "Liquidity risk" is added:

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such securities at attractive prices.

(Massachusetts Tax-Free Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such securities at attractive prices.

(New York Tax-Free Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities. The secondary market for certain tax-exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such securities at attractive prices.